RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	May 13, 2022 CNY (¥)	May 13, 2022 USD ($)	Jul. 22, 2020 CNY (¥)
Related Party Transaction [Line Items]
Services provided by the related parties					¥ 47,464
Proceeds from convertible notes	¥ 20,007	$ 2,813	¥ 113,236	$ 17,574	163,565	$ 24,018
Accrued interest expenses on convertible debt	13,094		49,512		¥ 4,365
Amounts due from related parties			¥ 201
Amounts due to related parties	4,831						$ 679
QU [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes	72,000
SUN [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes	¥ 43,180
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount										¥ 100,000
Convertible Debt [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount								¥ 344,619	$ 51,637
Convertible Debt [Member] | September Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt annual interest rate					17.00%
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%		15.00%		15.00%		15.00%
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount	¥ 835		¥ 5,220		¥ 7,133
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount	¥ 1,978		¥ 12,354		¥ 16,885
Debt annual interest rate	17.00%		17.00%				17.00%